INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating loss carryforwards	$ 632,000	$ 264,000
Valuation allowance	$ (632,000)	$ (264,000)